Schedule of non-derivative financial liabilities designated to hedge accounting (Details) - Dec. 31, 2021 - United States of America, Dollars R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Exports that were designated not yet realized and not discontinued nominal value	$ 4,738,854	R$ 26,445,177
Later than four years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Exports that were designated not yet realized and not discontinued nominal value	288,854	1,611,950
Later than five years and not later than ten years [member]
Disclosure of detailed information about financial instruments [line items]
Exports that were designated not yet realized and not discontinued nominal value	800,000	4,464,400
Later than five years and not later than seven years [member]
Disclosure of detailed information about financial instruments [line items]
Exports that were designated not yet realized and not discontinued nominal value	1,250,000	6,975,626
Later than seven years and not later than ten years [member]
Disclosure of detailed information about financial instruments [line items]
Exports that were designated not yet realized and not discontinued nominal value	800,000	4,464,400
Later than ten years1 member
Disclosure of detailed information about financial instruments [line items]
Exports that were designated not yet realized and not discontinued nominal value	800,000	4,464,400
Later than ten years and not later than fifteen years [member]
Disclosure of detailed information about financial instruments [line items]
Exports that were designated not yet realized and not discontinued nominal value	$ 800,000	R$ 4,464,400